Investments (excluding Consolidated Investment Entities) - Mortgages by Year of Origination (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Total Commercial mortgage loans	$ 8,953.3	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
Year of Origination 2013
Investment [Line Items]
Total Commercial mortgage loans	580.8	[1]	0	[1]
Year of Origination 2012
Investment [Line Items]
Total Commercial mortgage loans	1,797.0	[1]	1,821.0	[1]	0	[1]
Year of Origination 2011
Investment [Line Items]
Total Commercial mortgage loans	1,915.5	[1]	1,940.8	[1]	1,998.0	[1]
Year of Origination 2010
Investment [Line Items]
Total Commercial mortgage loans	418.7	[1]	429.9	[1]	598.5	[1]
Year of Origination 2009
Investment [Line Items]
Total Commercial mortgage loans	174.5	[1]	175.1	[1]	226.3	[1]
Year of Origination 2008
Investment [Line Items]
Total Commercial mortgage loans	670.8	[1]	725.1	[1]	1,026.8	[1]
Year of Origination 2007
Investment [Line Items]
Total Commercial mortgage loans			689.2	[1]	1,141.6	[1]
Year of Origination 2007 and Prior
Investment [Line Items]
Total Commercial mortgage loans	3,396.0	[1]	3,574.3	[1]
Year of Origination 2006 and Prior
Investment [Line Items]
Total Commercial mortgage loans			$ 2,885.1	[1]	$ 3,704.3	[1]

[1]	Balances do not include allowance for mortgage loan credit losses.